TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statements of Additional Information, as supplemented

Transamerica Bond

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Effective immediately, the following replaces the corresponding information in the Prospectuses and Summary Prospectuses for Transamerica Bond under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Aegon USA Investment Management, LLC
Portfolio Managers:
Bradley D. Doyle, CFA	Portfolio Manager	since October 2015
Tyler A. Knight, CFA	Portfolio Manager	since April 2021
Brian W. Westhoff, CFA	Portfolio Manager	since August 2005
Sivakumar N. Rajan	Portfolio Manager	since December 2022

Effective immediately, the following replaces the information in the Prospectuses for Transamerica Bond under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Bradley D. Doyle, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2004; Co-Head of Investment Grade Credit from 2015-2017 and Head of Investment Grade Credit since 2017
Tyler A. Knight, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2021; Portfolio Manager with Aegon USA Investment Management, LLC since 2008; Head of Structured Finance since 2018
Brian W. Westhoff, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2005; Portfolio Manager with Aegon USA Investment Management, LLC since 2011; Head of Multi-Sector Portfolio Management since 2018
Sivakumar N. Rajan	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2022; Portfolio Manager with Aegon USA Investment Management, LLC since 2015

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Effective immediately, the following information replaces the corresponding information in the Statements of Additional Information in “Appendix B - Portfolio Managers” under “Aegon USA Investment Management, LLC (“AUIM”)”, as applicable:

Transamerica Bond

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Bradley D. Doyle, CFA*	7	$5.31 billion	8	$1.63 billion	8	$28.67 billion

Tyler A. Knight, CFA*	8	$9.08 billion	5	$809 million	15	$7.51 billion

Brian W. Westhoff, CFA*	7	$8.69 billion	5	$989 million	18	$31.57 billion

Sivakumar N. Rajan*	7	$7.72 billion	5	$954 million	9	$28.60 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Bradley D. Doyle, CFA*	0	$0	0	$0	0	$0

Tyler A. Knight, CFA*	0	$0	0	$0	0	$0

Brian W. Westhoff, CFA*	0	$0	0	$0	0	$0

Sivakumar N. Rajan*	0	$0	0	$0	0	$0

* as of November 30, 2022

Ownership of Securities

As of November 30, 2022, the portfolio manager(s) did not beneficially own any shares of the fund(s), except as follows:

Portfolio Manager	Range of Securities Owned	Fund
Brian W. Westhoff, CFA	$50,001 - $100,000	Transamerica Bond
Jason P. Felderman, CFA	$10,001 - $50,000	Transamerica Floating Rate
Kevin Bakker, CFA	$100,001 - $500,000	Transamerica High Yield Bond
Benjamin D. Miller, CFA	$10,001 - $50,000	Transamerica High Yield Bond
James K. Schaeffer, Jr.	$100,001 - $500,000	Transamerica High Yield Bond

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Investors Should Retain this Supplement for Future Reference

January 10, 2023